Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Valuation Assumption Ranges for MSRs
The following table shows the significant valuation assumption ranges for MSRs at December 31, 2021:

	Minimum	Maximum	Weighted- Average (a)
Expected prepayment	3%	13%	10%
Option adjusted spread	6	11	7
(a)	Determined based on the relative fair value of the related mortgage loans serviced.

Valuation Assumption Ranges for Derivative Commitments
The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2021:

	Minimum	Maximum	Weighted- Average (a)
Expected loan close rate	2%	100%	80%
Inherent MSR value (basis points per loan)	14	181	116
(a)	Determined based on the relative fair value of the related mortgage loans.

Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2021
Available-for-sale securities
U.S. Treasury and agencies	$30,917	$5,692	$–	$–	$36,609
Mortgage-backed securities
Residential agency	–	77,079	–	–	77,079
Commercial agency	–	8,485	–	–	8,485
Asset-backed securities	–	59	7	–	66
Obligations of state and political subdivisions	–	10,716	1	–	10,717
Other	–	7	–	–	7
Total available-for-sale	30,917	102,038	8	–	132,963
Mortgage loans held for sale	–	6,623	–	–	6,623
Mortgage servicing rights	–	–	2,953	–	2,953
Derivative assets	8	2,490	1,389	(1,609)	2,278
Other assets	278	1,921	–	–	2,199
Total	$31,203	$113,072	$4,350	$(1,609)	$147,016
Derivative liabilities	$–	$2,308	$590	$(1,589)	$1,309
Short-term borrowings and other liabilities (a)	209	1,837	–	–	2,046
Total	$209	$4,145	$590	$(1,589)	$3,355
December 31, 2020
Available-for-sale securities
U.S. Treasury and agencies	$19,251	$3,140	$–	$–	$22,391
Mortgage-backed securities
Residential agency	–	99,968	–	–	99,968
Commercial agency	–	5,406	–	–	5,406
Asset-backed securities	–	198	7	–	205
Obligations of state and political subdivisions	–	8,860	1	–	8,861
Other	–	9	–	–	9
Total available-for-sale	19,251	117,581	8	–	136,840
Mortgage loans held for sale	–	8,524	–	–	8,524
Mortgage servicing rights	–	–	2,210	–	2,210
Derivative assets	4	3,235	2,762	(1,874)	4,127
Other assets	302	1,601	–	–	1,903
Total	$19,557	$130,941	$4,980	$(1,874)	$153,604
Derivative liabilities	$–	$3,166	$436	$(2,312)	$1,290
Short-term borrowings and other liabilities (a)	85	1,672	–	–	1,757
Total	$85	$4,838	$436	$(2,312)	$3,047
Note: Excluded from the table above are equity investments without readily determinable fair values. The Company has elected to carry these investments at historical cost, adjusted for impairment and any changes resulting from observable price changes for identical or similar investments of the issuer. The aggregate carrying amount of these equity investments was $79 million and $85 million at December 31, 2021 and 2020, respectively. The Company has not recorded impairments or adjustments for observable price changes on these equity investments during 2021 and 2020, or on a cumulative basis.
(a)	Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Purchases	Sales	Principal Payments	Issuances		Settlements	Transfers into Level 3	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2021
Available-for-sale securities
Asset-backed securities	$7	$–		$1	$–	$–	$(1)	$–		$–	$–	$7	$1
Obligations of state and political subdivisions	1	–		–	–	–	–	–		–	–	1	–
Total available-for-sale	8	–		1	–	–	(1)	–		–	–	8	1
Mortgage servicing rights	2,210	(437	) (a)	–	42	2	–	1,136	(c)	–	–	2,953	(437	) (a)
Net derivative assets and liabilities	2,326	(924	) (b)	–	337	(3)	–	–		(937)	–	799	(968	) (d)

2020
Available-for-sale securities
Asset-backed securities	$8	$–		$–	$–	$–	$(1)	$–		$–	$–	$7	$–
Obligations of state and political subdivisions	1	–		–	–	–	–	–		–	–	1	–
Total available-for-sale	9	–		–	–	–	(1)	–		–	–	8	–
Mortgage servicing rights	2,546	(1,403	) (a)	–	34	3	–	1,030	(c)	–	–	2,210	(1,403	) (a)
Net derivative assets and liabilities	810	2,922	(e)	–	247	(3)	–	–		(1,650)	–	2,326	1,649	(f)

2019
Available-for-sale securities
Asset-backed securities	$–	$–		$–	$–	$–	$–	$–		$–	$8	$8	$–
Obligations of state and political subdivisions	–	–		–	–	–	–	–		–	1	1	–
Total available-for-sale	–	–		–	–	–	–	–		–	9	9	–
Mortgage servicing rights	2,791	(829	) (a)	–	20	5	–	559	(c)	–	–	2,546	(829	) (a)
Net derivative assets and liabilities	80	769	(g)	–	142	(9)	–	–		(172)	–	810	782	(h)
(a)	Included in mortgage banking revenue.
(b)	Approximately $666 million, $(1.6) billion and $5 million included in mortgage banking revenue, commercial products revenue and other noninterest income, respectively.
(c)	Represents MSRs capitalized during the period.
(d)	Approximately $42 million, $(1.0) billion and $5 million included in mortgage banking revenue, commercial products revenue and other noninterest income, respectively.
(e)	Approximately $1.9 billion, $1.1 billion and $(70) million included in mortgage banking revenue, commercial products revenue and other noninterest income, respectively.
(f)	Approximately $247 million, $1.5 billion and $(70) million included in mortgage banking revenue, commercial products revenue and other noninterest income, respectively.
(g)	Approximately $482 million, $428 million and $(141) million included in mortgage banking revenue, commercial products revenue and other noninterest income, respectively.
(h)	Approximately $35 million, $888 million and $(141) million included in mortgage banking revenue, commercial products revenue and other noninterest income, respectively.

Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis
The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair
value accounting or write-downs of individual assets.
The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2021				2020
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$59	$59	$–	$–	$385	$385
Other assets (b)	–	–	77	77	–	–	30	30
(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios
The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2021	2020	2019
Loans (a)	$60	$426	$122
Other assets (b)	25	21	17
(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Differences Between Aggregate Fair Value Carrying Amount of MLHFS for which Fair Value Option has been Elected and Aggregate Unpaid Principal Amount Contractually Obligated to Receive at Maturity
The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2021			2020
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$6,623	$6,453	$170	$8,524	$8,136	$388
Nonaccrual loans	1	1	—	1	1	—
Loans 90 days or more past due	2	2	—	2	2	—

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2021					2020
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total

Financial Assets
Cash and due from banks	$28,905	$28,905	$–	$–	$28,905	$62,580	$62,580	$–	$–	$62,580
Federal funds sold and securities purchased under resale agreements	359	–	359	–	359	377	–	377	–	377
Investment securities held-to-maturity	41,858	–	41,812	–	41,812	–	–	–	–	–
Loans held for sale (a)	1,152	–	–	1,152	1,152	237	–	–	237	237
Loans	306,304	–	–	312,724	312,724	290,393	–	–	300,419	300,419
Other (b)	1,521	–	630	891	1,521	1,772	–	731	1,041	1,772

Financial Liabilities
Time deposits	22,665	–	22,644	–	22,644	30,694	–	30,864	–	30,864
Short-term borrowings (c)	9,750	–	9,646	–	9,646	10,009	–	9,956	–	9,956
Long-term debt	32,125	–	32,547	–	32,547	41,297	–	42,485	–	42,485
Other (d)	3,862	–	1,170	2,692	3,862	4,052	–	1,234	2,818	4,052
(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Includes investments in Federal Reserve Bank and Federal Home Loan Bank stock and tax-advantaged investments.
(c)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.
(d)	Includes operating lease liabilities and liabilities related to tax-advantaged investments.